T. ROWE PRICE Global Real Estate Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 5.4%
Common Stocks 5.4%
Goodman Group  102,534 2,616
Scentre Group  640,853 1,611
Total Australia (Cost $2,070) 4,227
BELGIUM 2.6%
Common Stocks 2.6%
Shurgard Self Storage  23,891 1,119
Warehouses De Pauw  34,879 931
Total Belgium (Cost $1,803) 2,050
CANADA 3.8%
Common Stocks 3.8%
Boardwalk Real Estate Investment Trust  13,331 844
Canadian Apartment Properties REIT (1) 15,521 631
Colli ers International Group (USD)  6,600 1,002
StorageVault Canada (1) 124,616 477
Total Canada (Cost $2,450) 2,954
FRANCE 0.9%
Common Stocks 0.9%
Gecina  6,055 697
Total France (Cost $568) 697
GERMANY 2.1%
Common Stocks 2.1%
LEG Immobilien  15,594 1,633
Total Germany (Cost $1,098) 1,633
HONG KONG 2.7%
Common Stocks 2.7%
Kerry Properties  175,000 370
Sun Hung Kai Properties  161,000 1,744
Total Hong Kong (Cost $2,139) 2,114

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
INDIA 0.6%
Common Stocks 0.6%
Nexus Select Trust  280,897 487
Total India (Cost $359) 487
JAPAN 8.0%
Common Stocks 8.0%
Comforia Residential REIT  339 766
Invincible Investment  1,721 745
Japan Metropolitan Fund Invest  495 332
Mitsubishi Estate  100,600 1,589
Mitsubishi Logistics  11,100 407
Mitsui Fudosan  187,200 1,764
Mitsui Fudosan Logistics Park  109 322
Open House Group  8,900 337
Total Japan (Cost $5,435) 6,262
SINGAPORE 3.1%
Common Stocks 3.1%
CapitaLand Integrated Commercial Trust  809,816 1,331
Digital Core REIT Management (USD)  540,100 332
Mapletree Industrial Trust  378,300 715
Total Singapore (Cost $2,111) 2,378
SPAIN 1.1%
Common Stocks 1.1%
Cellnex Telecom  20,531 832
Total Spain (Cost $765) 832
THAILAND 0.5%
Common Stocks 0.5%
WHA  2,409,200 407
Total Thailand (Cost $325) 407
UNITED KINGDOM 6.0%
Common Stocks 6.0%
Big Yellow Group  33,819 574
Derwent London  18,514 594

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Persimmon  46,246 1,018
Segro  151,892 1,780
UNITE Group  52,945 667
Total United Kingdom (Cost $3,793) 4,633
UNITED STATES 62.5%
Common Stocks 62.5%
Acadia Realty Trust, REIT (1) 57,675 1,354
American Homes 4 Rent, Class A, REIT  30,100 1,156
Apple Hospitality REIT, REIT  28,724 427
AvalonBay Communities, REIT  10,759 2,423
Camden Property Trust, REIT (1) 2,416 298
CubeSmart, REIT  36,020 1,939
Douglas Emmett, REIT  15,942 280
Equinix, REIT  5,763 5,115
Equity LifeStyle Properties, REIT  17,855 1,274
Equity Residential, REIT  27,346 2,036
Essex Property Trust, REIT  5,977 1,766
Extra Space Storage, REIT (1) 2,247 405
Gaming & Leisure Properties, REIT  34,941 1,798
Hilton Worldwide Holdings  3,120 719
Kilroy Realty, REIT (1) 16,091 623
Lineage, REIT (1) 6,963 546
Marriott International, Class A  1,562 388
Prologis, REIT  42,288 5,340
Public Storage, REIT  10,928 3,976
Regency Centers, REIT  29,196 2,109
Rexford Industrial Realty, REIT (1) 39,891 2,007
Simon Property Group, REIT  19,461 3,289
Sun Communities, REIT  13,097 1,770
Terreno Realty, REIT (1) 17,609 1,177
Ventas, REIT  37,965 2,435
Vornado Realty Trust, REIT  19,300 760
Welltower, REIT (1) 25,381 3,250
Total United States (Cost $29,945) 48,660
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.97% (2)(3) 299,221 299
Total Short-Term Investments (Cost $299) 299

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 7.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 7.8%
Money Market Funds 7.8%
T. Rowe Price Government Reserve Fund, 4.97% (2)(3) 6,072,729 6,073
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6,073
Total Securities Lending Collateral (Cost $6,073) 6,073
Total Investments in Securities  107.5%
(Cost $59,233) $ 83,706
Other Assets Less Liabilities (7.5)% (5,823)
Net Assets 100.0% $ 77,883
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2024.
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 26++
Totals $ —# $ — $ 26+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 2,412  ¤  ¤ $ 6,372
Total $ 6,372^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $26 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,372.

T. ROWE PRICE Global Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Real Estate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Real Estate Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Real Estate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F173-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 49,662 $ 27,672 $ — $ 77,334
Short-Term Investments 299 — — 299
Securities Lending Collateral 6,073 — — 6,073
Total $ 56,034 $ 27,672 $ — $ 83,706